LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
Long-term Investments [Abstract]
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS
Long-term investments consist of:

	December 31,
	2016	2015
	(In thousands)
Cost method investments	$116,133	$114,532
Equity method investments	6,677	11,262
Marketable equity security	—	7,542
Auction rate security	—	4,050
Total long-term investments	$122,810	$137,386

Cost method investments
In 2016, 2015 and 2014, the Company recorded $10.0 million, $4.5 million and $66.6 million, respectively, of other-than-temporary impairment charges for certain cost method investments as a result of our assessment of the near-term prospects and financial condition of the investees. These charges are included in "Other income (expense), net" in the accompanying consolidated statement of operations.
The Company's largest cost method investment, through Match Group, is a 21% interest in the voting common stock of Zhenai Inc. ("Zhenai"), a leading provider of online dating and matchmaking services in China. However, given that our interest relative to other shareholders is not significant, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.
Equity method investments
In 2016 and 2014, the Company recorded other-than-temporary impairment charges on certain of its investments of $0.6 million and $4.2 million, respectively. The other-than-temporary impairment charge recorded in 2014 related to one of its investments following the sale of a majority of the investee's assets. These charges are included in "Other income (expense), net" in the accompanying consolidated statement of operations.
Marketable equity security
The cost basis of the Company's long-term marketable equity security at December 31, 2015 was $5.0 million with a gross unrealized gain of $2.6 million. The gross unrealized gain at December 31, 2015 was included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. During the second quarter of 2016, this marketable equity security was classified as short-term due to the Company's decision to sell this security. During the third quarter of 2016, the security had been sold.
Auction rate security
See "Note 8—Fair Value Measurements and Financial Instruments" for information regarding the auction rate security.